LEASES - Cash paid for amounts included in the measurement of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Cash payments for operating leases	¥ 61,974	$ 8,490	¥ 53,086	¥ 47,385
Cash payments for finance leases	¥ 137,656	$ 18,859	¥ 13,308	¥ 0